Income Taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,000
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,000
North Sea
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred PRT – North Sea	441	$ 0	$ 0
Accumulated depletion and depreciation | Operating segments | North Sea
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred corporate income tax recovery	$ 528